CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Loans			$ 1,478,765	$ 1,459,720	$ 1,458,706
Money market investments			51,495	16,428	7,243
Investment securities			191,197	152,011	126,064
Trading account securities			4,487	6,414	11,001
Total interest income			1,725,944	1,634,573	1,603,014
Interest expense:
Deposits			141,864	127,577	107,533
Short-term borrowings			5,724	7,812	7,512
Long-term debt			76,392	77,129	78,986
Total interest expense			223,980	212,518	194,031
Net interest income			1,501,964	1,422,055	1,408,983
Provision for loan losses			325,424	170,016	241,478
Net interest income after provision for loan losses			1,176,540	1,252,039	1,167,505
Service charges on deposit accounts			153,709	160,836	160,108
Other service fees			217,267	234,770	236,090
Mortgage banking activities			25,496	56,538	81,802
Sale and valuation adjustments of investment securities			334	1,962	141
Other-than-temporary impairment on investment securities			(8,299)	(209)	(14,445)
Trading account profit			(817)	(785)	(4,723)
Net (loss) gain on sale of loans, including valuation adjustments on loans held-for-sale			(420)	8,245	542
Adjustments (expense) to indemnity reserves on loans sold			(22,377)	(17,285)	(18,628)
FDIC loss share (expense) income			(10,066)	(207,779)	20,062
Other operating income			64,340	61,643	58,592
Total non-interest income			419,167	297,936	519,541
Operating expenses:
Personnel costs			484,230	487,476	477,519
Net occupancy expenses			89,194	85,653	86,888
Equipment expenses			65,142	62,225	60,110
Other taxes			43,382	42,304	39,797
Professional Fees			292,488	323,043	308,985
Communications			22,466	23,897	25,146
Business promotion			58,445	53,014	52,076
FDIC deposit insurance			26,392	24,512	27,626
Other real estate owned (O R E O) expenses			48,540	47,119	85,568
Other operating expenses			117,539	90,447	95,075
Amortization of intangibles			9,378	12,144	11,019
Goodwill impairment charge			0	3,801	0
Restructuring Costs			0	0	18,412
Total operating expenses			1,257,196	1,255,635	1,288,221
Income from continuing operations before income tax			338,511	294,340	398,825
Income tax expense			230,830	78,784	(495,172)
Income from continuing operations			107,681	215,556	893,997
Income from discontinued operations, net of tax			0	1,135	1,347
Net Income			107,681	216,691	895,344
Net income applicable to common stock			$ 103,958	$ 212,968	$ 891,621
Net income from continuing operations - Basic			$ 1.02	$ 2.05	$ 8.65
Net income from discontinued operations - Basic			0	0.01	0.01
Net Income per Common Share - Basic			1.02	2.06	8.66
Net income from continuing operations - Diluted			1.02	2.05	8.64
Net income from discontinued operations - Diluted			0	0.01	0.01
Net Income per Common Share - Diluted			1.02	2.06	8.65
Dividends Declared per Common Share	$ 0.25	$ 0.15	$ 1	$ 0.6	$ 0.3
Non Covered Under Loss Sharing Agreements with FDIC
Interest expense:
Provision for loan losses			$ 319,682	$ 171,126	$ 217,458
Covered Under Loss Sharing Agreements With FDIC Member
Interest expense:
Provision for loan losses			$ 5,742	$ (1,110)	$ 24,020